CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Net income	¥ 75,725	¥ 601,694	¥ 389,131
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on available-for-sale securities, net of tax	(9,472)	97,428	51,957
Foreign currency translation adjustments, net of tax	(23,781)	(29,934)	(12,322)
Pension liability adjustments, net of tax	(24,168)	155,044	11,922
Own credit risk adjustments, net of tax	14,476
Change during fiscal year	(42,945)	222,538	51,557
Total comprehensive income	32,780	824,232	440,688
Less: Total comprehensive income (loss) attributable to noncontrolling interests	(8,960)	25,893	26,724
Total comprehensive income attributable to MHFG shareholders	¥ 41,740	¥ 798,339	¥ 413,964